Class A, C Prospectus | ALGER GLOBAL FOCUS FUND
ALGER GLOBAL FOCUS FUND
Investment Objective
Alger Global Focus Fund seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" on page A-2 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-21 in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 20 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C Prospectus - ALGER GLOBAL FOCUS FUND	ALGER GLOBAL FOCUS FUND CLASS A		ALGER GLOBAL FOCUS FUND CLASS C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	none	[1]	1.00%
[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C Prospectus - ALGER GLOBAL FOCUS FUND		ALGER GLOBAL FOCUS FUND CLASS A	ALGER GLOBAL FOCUS FUND CLASS C
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.43%	1.44%
Total Annual Fund Operating Expenses		2.48%	3.24%
Fee Waiver and/or Expense Reimbursement	[1]	(0.98%)	(0.99%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	2.25%
[1]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through August 15, 2019 to the extent necessary to limit the total annual fund operating expenses of the Fund's Class A Shares to 1.50%, and Class C Shares to 2.25%, of the class's average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the recoupment is taken into account.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example - Class A, C Prospectus - ALGER GLOBAL FOCUS FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
ALGER GLOBAL FOCUS FUND CLASS A	670	1,168	1,693	3,123
ALGER GLOBAL FOCUS FUND CLASS C	328	906	1,607	3,472

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C Prospectus | ALGER GLOBAL FOCUS FUND | ALGER GLOBAL FOCUS FUND CLASS C | USD ($)	228	906	1,607	3,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134.76% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in companies that it believes are attractively valued, high quality growth companies. High quality growth companies are those companies that have definable strategic advantages/moat and competitive positioning that offer strong earnings visibility and sustainability. Moat refers to a business' ability to maintain competitive advantages over its competitors in order to protect its long-term profits and market share from competing firms. The Fund focuses on analyzing growth trajectories and identifying catalysts for future growth for companies that are in a positive earnings revision cycle. The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of global companies, which include both U.S. and foreign companies, and invests significantly (at least 40% – unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) in foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments or sales, outside the United States. The Fund's foreign investments will include securities of companies in both developed and emerging market countries. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

Emerging market countries include all countries categorized as Emerging Markets or Frontier Markets by MSCI.

Fred Alger Management, Inc. believes that exposure to issuers incorporated outside the U.S. can help provide diversification when seeking long-term growth of capital. The Fund may emphasize its exposure to foreign (including emerging market) securities if Fred Alger Management, Inc. believes that such securities have the potential to outperform U.S. securities. The Fund will allocate its assets among various regions and at least three different countries, including the U.S.

The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI), which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to purchase additional securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Emerging Markets Risk – The Fund may invest in issuers located in emerging countries (such as Brazil, Russia, India and China), and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Before March 28, 2018, the Fund followed different investment strategies and was managed by different portfolio managers. Prior to May 31, 2013 the Fund was named "Alger China-U.S. Growth Fund," and from May 31, 2013 to August 15, 2018 the Fund was named "Alger Global Growth Fund." Performance prior to March 28, 2018 reflects these prior management styles and does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 27.22%	Worst Quarter: Q4 2008 -28.59%
The year-to-date total return of the Fund's A Shares as of June 30, 2018 was 4.16%.
Average Annual Total Return as of December 31, 2017
Average Annual Returns - Class A, C Prospectus - ALGER GLOBAL FOCUS FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
ALGER GLOBAL FOCUS FUND CLASS A	16.39%	8.48%	1.67%	9.02%	Nov. 03, 2003
ALGER GLOBAL FOCUS FUND CLASS C	20.90%	8.82%	1.50%	8.64%	Mar. 03, 2008
After Taxes on Distributions | ALGER GLOBAL FOCUS FUND CLASS A	14.41%	8.01%	1.43%	8.05%
After Taxes on Distributions and Sale of Fund Shares | ALGER GLOBAL FOCUS FUND CLASS A	9.27%	6.46%	1.18%	7.07%
MSCI ACWI (reflects no deductions for fees, expenses or taxes)	24.62%	11.40%	5.22%	8.42%	Nov. 03, 2003
[1]	Performance of the Fund's Class C Shares prior to March 3, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.